Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2018	Oct. 31, 2017	May 31, 2019	May 31, 2018	May 31, 2017	Dec. 31, 2018	Dec. 01, 2018	Nov. 01, 2018	Oct. 01, 2017
Business Acquisition [Line Items]
Goodwill			$ 79,614	$ 31,729
Ainuo Shida [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest		100.00%
Business acquisition, total consideration		$ 11,012	$ 2,043	5,309
Hangzhou Shengshen [Member]
Business Acquisition [Line Items]
Business acquisition, date			Oct. 01, 2017
Goodwill									$ 9,809
Deferred revenue									$ 5,566
Suzhou Hongyi [Member]
Business Acquisition [Line Items]
Cash consideration			$ 27,458
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	$ 42,608
Goodwill								$ 37,860
Suzhou Hongyi [Member] | Fair Value, Measurements, Recurring [Member]
Business Acquisition [Line Items]
Contingent consideration liability			15,150
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			381	5,902
Business acquisition, total consideration				6,992
Cash and cash equivalents				8,639
Intangible assets				2,294
Goodwill				6,383
Deferred revenue				15,215
Non-controlling interests				$ 1,683
Asia Pacific Montessori Education Co Ltd [Member]
Business Acquisition [Line Items]
Cash consideration			$ 8,784		$ 11,216
Business acquisition, equity interest			100.00%		35.00%	65.00%
Business acquisition, total consideration			$ 12,600
Goodwill							$ 17,043
Remeasurement Gain(Loss) In Respect Of Investments Made In Business Acquisition			4,298
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash consideration			398
Business acquisition, total consideration			441
Cash and cash equivalents			107
Goodwill			$ 729